Other Balance Sheet Information - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Current contract assets	$ 14,634	$ 11,532	$ 1,200
Short-term deposits	11,555	4,554
Prepaid expenses	5,347	5,478
Restricted cash included in prepaid expenses and other current assets	1,859	0
Other current assets	1,134	15
Prepaid expenses and other current assets	$ 34,529	$ 21,579	$ 6,213